Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Financial assets
Interest-bearing deposits with banks	$ 79,638	$ 39,013
Securities
Trading	139,240	136,071
Investment, net of applicable allowance	145,484	139,743
Securities	284,724	275,814
Assets purchased under reverse repurchase agreements and securities borrowed	307,903	313,015
Loans, net of applicable allowance
Loans, net	717,575	660,992
Other
Derivatives	95,541	113,488
Deposits
Personal	362,488	343,052
Business and government	696,353	624,311
Bank	41,990	44,522
Deposits	1,100,831	1,011,885
Other
Obligations related to securities sold short	37,841	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	262,201	274,231
Derivatives	91,439	109,927
Subordinated debentures	9,593	9,867
Financial assets classified as at FVTPL [member]
Securities
Trading	125,801	126,027
Securities	125,801	126,027
Assets purchased under reverse repurchase agreements and securities borrowed	265,011	264,394
Loans, net of applicable allowance
Wholesale	8,428	6,197
Loans, net	8,428	6,197
Other
Derivatives	95,541	113,488
Other assets	4,109	3,414
Financial assets designated as at FVTPL [member]
Financial assets
Interest-bearing deposits with banks	56,896	21,603
Securities
Trading	13,439	10,044
Securities	13,439	10,044
Loans, net of applicable allowance
Retail	241	253
Wholesale	2,769	2,363
Loans, net	3,010	2,616
Financial assets classified as at FVOCI [member]
Securities
Investment, net of applicable allowance	77,802	81,395
Securities	77,802	81,395
Loans, net of applicable allowance
Retail	327	260
Wholesale	813	744
Loans, net	1,140	1,004
Financial assets designated as at FVOCI [member]
Securities
Investment, net of applicable allowance	533	525
Securities	533	525
Financial liabilities classified as at FVTPL [member]
Deposits
Personal	321	104
Business and government	739	389
Deposits	1,060	493
Other
Obligations related to securities sold short	37,841	29,285
Derivatives	91,439	109,927
Other liabilities	654	80
Financial liabilities designated as at FVTPL [member]
Deposits
Personal	18,328	17,096
Business and government	131,630	107,466
Bank	17,251	18,015
Deposits	167,209	142,577
Other
Obligations related to assets sold under repurchase agreements and securities loaned	236,147	255,922
Other liabilities	171	86
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	22,742	17,410
Securities
Investment, net of applicable allowance	66,823	58,627
Securities	66,823	58,627
Assets purchased under reverse repurchase agreements and securities borrowed	42,892	48,621
Loans, net of applicable allowance
Retail	502,277	462,884
Wholesale	204,683	198,753
Loans, net	706,960	661,637
Other
Other assets	58,483	57,065
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	344,040	324,804
Business and government	565,106	518,501
Bank	24,743	26,518
Deposits	933,889	869,823
Other
Obligations related to assets sold under repurchase agreements and securities loaned	26,054	18,309
Other liabilities	64,749	65,719
Subordinated debentures	9,601	10,071
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	79,638	39,013
Securities
Trading	139,240	136,071
Investment, net of applicable allowance	145,484	139,743
Securities	284,724	275,814
Assets purchased under reverse repurchase agreements and securities borrowed	307,903	313,015
Loans, net of applicable allowance
Retail	501,189	454,942
Wholesale	216,386	206,050
Loans, net	717,575	660,992
Other
Derivatives	95,541	113,488
Other assets	62,592	60,479
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	22,742	17,410
Securities
Investment, net of applicable allowance	67,149	57,823
Securities	67,149	57,823
Assets purchased under reverse repurchase agreements and securities borrowed	42,892	48,621
Loans, net of applicable allowance
Retail	500,621	454,429
Wholesale	204,376	196,746
Loans, net	704,997	651,175
Other
Other assets	58,483	57,065
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	79,638	39,013
Securities
Trading	139,240	136,071
Investment, net of applicable allowance	145,158	140,547
Securities	284,398	276,618
Assets purchased under reverse repurchase agreements and securities borrowed	307,903	313,015
Loans, net of applicable allowance
Retail	502,845	463,397
Wholesale	216,693	208,057
Loans, net	719,538	671,454
Other
Derivatives	95,541	113,488
Other assets	62,592	60,479
Financial liabilities at carrying amount [member]
Deposits
Personal	362,488	343,052
Business and government	696,353	624,311
Bank	41,990	44,522
Deposits	1,100,831	1,011,885
Other
Obligations related to securities sold short	37,841	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	262,201	274,231
Derivatives	91,439	109,927
Other liabilities	65,571	65,878
Subordinated debentures	9,593	9,867
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	343,839	325,852
Business and government	563,984	516,456
Bank	24,739	26,507
Deposits	932,562	868,815
Other
Obligations related to assets sold under repurchase agreements and securities loaned	26,054	18,309
Other liabilities	64,746	65,712
Subordinated debentures	9,593	9,867
Financial liabilities at fair value [member]
Deposits
Personal	362,689	342,004
Business and government	697,475	626,356
Bank	41,994	44,533
Deposits	1,102,158	1,012,893
Other
Obligations related to securities sold short	37,841	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	262,201	274,231
Derivatives	91,439	109,927
Other liabilities	65,574	65,885
Subordinated debentures	$ 9,601	$ 10,071